Income Taxes (Schedule of Expiration Date of Operating Loss and Tax Credit Carryforwards) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Operating loss carryforwards	¥ 575,403
Tax credit carryforwards	4,496
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2012 [Member]
Operating loss carryforwards	80,439
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2013 [Member]
Operating loss carryforwards	202,905
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2014 [Member]
Operating loss carryforwards	27,994
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2015 [Member]
Operating loss carryforwards	13,259
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2016 [Member]
Operating loss carryforwards	45,350
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2017 [Member]
Operating loss carryforwards	12,373
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2018 [Member]
Operating loss carryforwards	168,407
Tax credit carryforwards	3,923
Expiration Amount With No Definite Expiration Date [Member]
Operating loss carryforwards	24,676
Tax credit carryforwards	¥ 573